Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Series
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 96.67%Δ
Austria − 1.35%
Mondi	138,179	$ 2,433,789
		2,433,789
Brazil − 3.05%
Banco do Brasil	272,743	3,082,321
MercadoLibre †	1,602	2,422,160
		5,504,481
Canada − 3.62%
Alimentation Couche-Tard	28,911	1,650,075
Dollarama	64,186	4,889,708
		6,539,783
China − 2.26%
Budweiser Brewing 144A #	1,227,700	1,806,987
China Mengniu Dairy	1,064,000	2,283,816
		4,090,803
Denmark − 4.03%
Genmab †	9,989	2,994,989
Novo Nordisk Class B	33,489	4,295,748
		7,290,737
France − 16.40%
Airbus	28,941	5,330,390
BNP Paribas	50,032	3,554,927
L'Oreal	16,730	7,917,264
LVMH Moet Hennessy Louis Vuitton	3,168	2,849,417
Thales	23,771	4,053,246
TotalEnergies	57,017	3,904,217
Vinci	15,783	2,022,185
		29,631,646
Germany − 10.61%
Deutsche Telekom	204,145	4,955,441
Heidelberg Materials	22,795	2,507,194
KION Group	37,034	1,948,962
SAP	28,054	5,461,813
Siemens	13,983	2,669,541
Siemens Healthineers 144A #, †	26,553	1,624,841
		19,167,792
India − 2.97%
Axis Bank GDR	35,088	2,221,070
ICICI Bank ADR	119,067	3,144,560
		5,365,630
Ireland − 0.78%
ICON †	4,204	1,412,334
		1,412,334
Japan − 14.40%
Asahi Group Holdings	162,100	5,936,599
Mitsubishi UFJ Financial Group	422,300	4,282,141
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Mitsui Chemicals	75,500	$ 2,207,445
Renesas Electronics	227,000	4,024,759
Seven & i Holdings	409,900	5,957,061
Tokio Marine Holdings	116,100	3,623,811
		26,031,816
Netherlands − 7.96%
Adyen 144A #, †	1,933	3,269,934
ASML Holding	5,545	5,337,340
ING Groep	125,689	2,067,351
Shell	111,038	3,708,203
		14,382,828
Republic of Korea − 1.71%
KB Financial Group ADR	59,495	3,097,905
		3,097,905
Singapore − 0.57%
Sea ADR †	19,217	1,032,145
		1,032,145
Spain − 2.69%
Banco Bilbao Vizcaya Argentaria	408,203	4,861,903
		4,861,903
Switzerland − 5.34%
Alcon	34,209	2,849,268
Nestle	64,021	6,797,151
		9,646,419
Taiwan − 3.16%
Taiwan Semiconductor Manufacturing ADR	42,046	5,720,358
		5,720,358
United Kingdom − 10.27%
AstraZeneca	25,151	3,389,660
Haleon	1,403,104	5,898,960
HSBC Holdings	220,546	1,723,061
Tesco	2,014,400	7,540,981
		18,552,662
United States − 5.50%
Freshworks Class A †	119,892	2,183,233
Newmont	53,201	1,862,042
Schlumberger	56,681	3,106,686
Stellantis	98,345	2,795,191
		9,947,152
Total Common Stocks (cost $155,921,479)		174,710,183

NQ-VIPINT [0324] 0524 (3564024)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Series
	Number of shares	Value (US $)

Preferred Stock – 0.90%Δ
Germany − 0.90%
Sartorius 0.22% ω	4,105	$ 1,632,411
Total Preferred Stock (cost $1,245,083)		1,632,411

Short-Term Investments – 0.79%
Money Market Mutual Funds – 0.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	356,092	356,092
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	356,093	356,093
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	356,093	356,093
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	356,092	356,092
Total Short-Term Investments (cost $1,424,370)		1,424,370

Total Value of Securities−98.36% (cost $158,590,932)		177,766,964
Receivables and Other Assets Net of Liabilities — 1.64%		2,958,678
Net Assets Applicable to 10,287,490 Shares Outstanding — 100.00%	$180,725,642

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $6,701,762, which represents 3.71% of the Series’ net assets.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

2    NQ-VIPINT [0324] 0524 (3564024)